LVIP Franklin Templeton Global Equity Managed Volatility Fund
Schedule of Investments
March 31, 2025 (unaudited)

	Number of Shares	Value (U.S. $)
ΔCOMMON STOCK–92.83%
Australia–0.03%
Pro Medicus Ltd.	2,243	$283,909
		283,909
Canada–2.57%
†Celestica, Inc.	6,099	480,662
Constellation Software, Inc.	338	1,070,422
†Descartes Systems Group, Inc.	4,513	455,046
GFL Environmental, Inc.	99,000	4,782,690
†Lumine Group, Inc.	2,229	62,732
Manulife Financial Corp.	249,400	7,771,166
Royal Bank of Canada	58,900	6,634,717
†Shopify, Inc. Class A	22,545	2,144,756
		23,402,191
China–0.17%
Tencent Holdings Ltd.	24,235	1,548,517
		1,548,517
Denmark–0.48%
†Ascendis Pharma AS ADR	923	143,859
†Orsted AS	95,879	4,187,141
		4,331,000
France–3.81%
Airbus SE	8,319	1,464,856
BNP Paribas SA	29,705	2,482,724
Cie de Saint-Gobain SA	88,456	8,811,699
Danone SA	20,056	1,533,988
Kering SA	25,123	5,226,594
Sanofi SA	84,289	9,332,632
Veolia Environnement SA	169,155	5,817,543
		34,670,036
Germany–3.39%
†BioNTech SE ADR	858	78,129
†Covestro AG	7,655	491,675
Daimler Truck Holding AG	138,435	5,607,941
Deutsche Bank AG	82,018	1,955,075
Deutsche Telekom AG	41,780	1,542,516
Fresenius Medical Care AG	108,189	5,383,482
†Fresenius SE & Co. KGaA	34,852	1,487,958
Infineon Technologies AG	218,029	7,267,969
SAP SE	23,178	6,210,536
Siemens AG	3,693	852,884
		30,878,165
Hong Kong–0.25%
Prudential PLC	209,724	2,263,135
		2,263,135
India–0.53%
†MakeMyTrip Ltd.	2,455	240,565
	Number of Shares	Value (U.S. $)
ΔCOMMON STOCK (continued)
India (continued)
Reliance Industries Ltd. GDR	77,431	$4,545,200
		4,785,765
Ireland–2.69%
Accenture PLC Class A	18,687	5,831,092
AerCap Holdings NV	20,242	2,068,125
†Aptiv PLC	21,954	1,306,263
Medtronic PLC	99,712	8,960,120
Smurfit WestRock PLC	140,248	6,295,171
		24,460,771
Israel–0.04%
†Wix.com Ltd.	2,273	371,363
		371,363
Japan–3.17%
Denso Corp.	107,502	1,333,731
Ebara Corp.	374,400	5,698,583
Hoya Corp.	359	40,516
Keyence Corp.	457	179,697
Mitsubishi Electric Corp.	468,309	8,636,680
Mizuho Financial Group, Inc.	326,700	8,965,859
Renesas Electronics Corp.	115,991	1,555,747
Seven & i Holdings Co. Ltd.	96,707	1,400,404
Toyota Motor Corp.	56,198	993,429
		28,804,646
Netherlands–2.28%
†Argenx SE	902	532,266
ASM International NV	902	411,035
ASML Holding NV	906	600,343
Heineken NV	15,147	1,235,091
ING Groep NV	349,817	6,853,369
NN Group NV	27,353	1,522,078
NXP Semiconductors NV	27,217	5,172,863
SBM Offshore NV	208,264	4,437,865
		20,764,910
Norway–0.61%
Norsk Hydro ASA	959,077	5,544,414
		5,544,414
Portugal–0.60%
Galp Energia SGPS SA	310,547	5,440,781
		5,440,781
Republic of Korea–1.49%
Samsung Electronics Co. Ltd.	191,161	7,578,666
Shinhan Financial Group Co. Ltd.	186,594	5,971,540
		13,550,206
LVIP Franklin Templeton Global Equity Managed Volatility Fund–1

LVIP Franklin Templeton Global Equity Managed Volatility Fund
Schedule of Investments (continued)
	Number of Shares	Value (U.S. $)
ΔCOMMON STOCK (continued)
Singapore–0.17%
DBS Group Holdings Ltd.	46,288	$1,589,591
		1,589,591
Sweden–0.79%
Securitas AB Class B	508,257	7,192,329
		7,192,329
Switzerland–2.11%
Adecco Group AG	182,937	5,501,036
Cie Financiere Richemont SA Class A	8,176	1,427,250
Novartis AG ADR	16,220	1,808,206
Roche Holding AG	6,141	2,021,172
Swiss Re AG	49,738	8,464,357
		19,222,021
Taiwan–1.14%
Taiwan Semiconductor Manufacturing Co. Ltd. ADR	62,507	10,376,162
		10,376,162
Thailand–0.06%
†Sea Ltd. ADR	4,512	588,771
		588,771
United Kingdom–8.30%
†ARM Holdings PLC ADR	426	45,493
AstraZeneca PLC	53,606	7,871,754
Barratt Redrow PLC	878,781	4,834,038
BP PLC	360,089	2,020,621
BP PLC ADR	403,719	13,641,665
British American Tobacco PLC	39,843	1,634,533
CNH Industrial NV	583,903	7,170,329
GSK PLC	100,179	1,914,439
Haleon PLC	301,736	1,523,827
nVent Electric PLC	57,176	2,997,166
Reckitt Benckiser Group PLC	22,284	1,506,854
Rio Tinto PLC	23,631	1,418,101
Shell PLC	310,086	11,287,219
Standard Chartered PLC	643,159	9,544,067
TechnipFMC PLC	5,847	185,291
Unilever PLC	133,289	7,952,957
		75,548,354
United States–57.96%
Abbott Laboratories	42,379	5,621,574
AbbVie, Inc.	19,813	4,151,220
†Affirm Holdings, Inc.	5,328	240,772
Air Products & Chemicals, Inc.	10,746	3,169,210
Allstate Corp.	29,419	6,091,792
Alphabet, Inc. Class A	108,831	16,829,626
	Number of Shares	Value (U.S. $)
ΔCOMMON STOCK (continued)
United States (continued)
†Amazon.com, Inc.	45,091	$8,579,014
American Tower Corp.	8,408	1,829,581
Amphenol Corp. Class A	6,241	409,347
Analog Devices, Inc.	25,592	5,161,139
†Appfolio, Inc. Class A	657	144,474
Apple, Inc.	45,974	10,212,205
Applied Materials, Inc.	9,743	1,413,904
†AppLovin Corp. Class A	4,947	1,310,807
Aramark	156,275	5,394,613
ARES Management Corp. Class A	7,446	1,091,658
†Arista Networks, Inc.	6,331	490,526
AT&T, Inc.	532,717	15,065,237
†Atlassian Corp. Class A	685	145,364
†Aurora Innovation, Inc.	8,461	56,900
†Axon Enterprise, Inc.	4,166	2,191,108
Baker Hughes Co.	4,616	202,873
Bank of America Corp.	35,831	1,495,228
Becton Dickinson & Co.	14,015	3,210,276
Blackrock, Inc.	1,040	984,339
Booking Holdings, Inc.	225	1,036,555
†Boston Scientific Corp.	3,344	337,343
Broadcom, Inc.	62,174	10,409,793
†Cadence Design Systems, Inc.	6,778	1,723,849
Capital One Financial Corp.	9,906	1,776,146
Carlisle Cos., Inc.	9,725	3,311,362
Casey's General Stores, Inc.	4,755	2,063,860
Charles Schwab Corp.	163,977	12,836,120
†Charter Communications, Inc. Class A	6,112	2,252,455
Chevron Corp.	20,848	3,487,662
Cintas Corp.	19,274	3,961,385
†Clearwater Analytics Holdings, Inc. Class A	5,488	147,078
†Cloudflare, Inc. Class A	6,797	765,954
†Coinbase Global, Inc. Class A	911	156,902
Colgate-Palmolive Co.	23,811	2,231,091
†Confluent, Inc. Class A	2,112	49,505
†Corcept Therapeutics, Inc.	375	42,833
CRH PLC	96,063	8,419,207
†Crowdstrike Holdings, Inc. Class A	911	321,200
Crown Holdings, Inc.	76,701	6,846,331
CVS Health Corp.	26,066	1,765,971
Danaher Corp.	15,162	3,108,210
†Datadog, Inc. Class A	2,288	226,992
Delta Air Lines, Inc.	136,390	5,946,604
†Docusign, Inc.	254	20,676
†DoorDash, Inc. Class A	5,426	991,710
†Doximity, Inc. Class A	6,755	391,993
Dr. Horton, Inc.	14,308	1,818,976
LVIP Franklin Templeton Global Equity Managed Volatility Fund–2

LVIP Franklin Templeton Global Equity Managed Volatility Fund
Schedule of Investments (continued)
	Number of Shares	Value (U.S. $)
ΔCOMMON STOCK (continued)
United States (continued)
†Duolingo, Inc.	906	$281,349
Ecolab, Inc.	12,341	3,128,690
Elevance Health, Inc.	5,231	2,275,276
Eli Lilly & Co.	2,708	2,236,564
EOG Resources, Inc.	19,684	2,524,276
Erie Indemnity Co. Class A	5,670	2,376,013
Everest Group Ltd.	4,049	1,471,123
Exxon Mobil Corp.	20,162	2,397,867
†Fair Isaac Corp.	64	118,026
Ferguson Enterprises, Inc.	7,571	1,213,101
Fidelity National Information Services, Inc.	125,696	9,386,977
†Fiserv, Inc.	6,103	1,347,725
†Fortinet, Inc.	3,110	299,369
Freeport-McMoRan, Inc.	173,297	6,561,024
Garmin Ltd.	248	53,848
†Gartner, Inc.	909	381,544
GE Vernova, Inc.	1,137	347,103
†GeneDx Holdings Corp.	441	39,057
General Dynamics Corp.	13,499	3,679,557
†Gitlab, Inc. Class A	2,726	128,122
Global Payments, Inc.	16,378	1,603,734
†GoDaddy, Inc. Class A	2,022	364,243
†Guardant Health, Inc.	1,235	52,611
†Guidewire Software, Inc.	1,007	188,672
HCA Healthcare, Inc.	32,871	11,358,574
†HealthEquity, Inc.	3,139	277,393
Hess Corp.	3,338	533,179
Honeywell International, Inc.	19,604	4,151,147
†HubSpot, Inc.	1,468	838,654
†ICON PLC	24,100	4,217,259
†IDEXX Laboratories, Inc.	231	97,008
†Insmed, Inc.	1,749	133,431
Intel Corp.	1,006	22,846
Intercontinental Exchange, Inc.	30,504	5,261,940
International Paper Co.	26,144	1,394,782
Intuit, Inc.	1,128	692,581
†Intuitive Surgical, Inc.	4,734	2,344,608
Johnson & Johnson	26,538	4,401,062
Johnson Controls International PLC	63,099	5,054,861
JPMorgan Chase & Co.	31,760	7,790,728
†Karman Holdings, Inc.	1,435	47,958
Kellanova	7,864	648,701
Kenvue, Inc.	474,173	11,370,669
†Kestra Medical Technologies Ltd.	1,161	28,932
KeyCorp	545,641	8,724,800
KLA Corp.	901	612,500
†Klaviyo, Inc. Class A	6,168	186,644
†Kratos Defense & Security Solutions, Inc.	5,590	165,967
	Number of Shares	Value (U.S. $)
ΔCOMMON STOCK (continued)
United States (continued)
Lam Research Corp.	9,051	$658,008
†Life360, Inc.	2,322	89,142
†Ligand Pharmaceuticals, Inc.	709	74,544
Linde PLC	15,978	7,439,996
†Liquidity Services, Inc.	982	30,452
Lowe's Cos., Inc.	18,842	4,394,520
Marsh & McLennan Cos., Inc.	11,334	2,765,836
Mastercard, Inc. Class A	7,665	4,201,340
McCormick & Co., Inc.	25,709	2,116,108
McDonald's Corp.	17,691	5,526,138
Merck & Co., Inc.	15,851	1,422,786
Meta Platforms, Inc. Class A	10,145	5,847,172
Micron Technology, Inc.	62,362	5,418,634
Microsoft Corp.	73,158	27,462,782
†Monday.com Ltd.	1,586	385,652
Mondelez International, Inc. Class A	57,873	3,926,683
Monolithic Power Systems, Inc.	1,351	783,553
Moody's Corp.	680	316,669
Morgan Stanley	35,613	4,154,969
Nasdaq, Inc.	66,163	5,019,125
†Natera, Inc.	5,412	765,311
†Netflix, Inc.	1,580	1,473,397
NextEra Energy, Inc.	42,482	3,011,549
NIKE, Inc. Class B	16,799	1,066,401
NVIDIA Corp.	92,438	10,018,430
†Oceaneering International, Inc.	4,520	98,581
Oracle Corp.	33,950	4,746,549
†Palantir Technologies, Inc. Class A	4,998	421,831
†Palo Alto Networks, Inc.	9,039	1,542,415
Parker-Hannifin Corp.	4,176	2,538,382
PepsiCo, Inc.	23,611	3,540,233
PNC Financial Services Group, Inc.	41,815	7,349,823
†PROCEPT BioRobotics Corp.	362	21,090
†Procore Technologies, Inc.	883	58,296
Procter & Gamble Co.	31,585	5,382,716
†Q2 Holdings, Inc.	480	38,405
Quanta Services, Inc.	461	117,177
†Robinhood Markets, Inc. Class A	2,249	93,603
†ROBLOX Corp. Class A	2,661	155,110
†Root, Inc. Class A	555	74,059
Roper Technologies, Inc.	11,865	6,995,367
Ross Stores, Inc.	25,065	3,203,056
RTX Corp.	36,818	4,876,912
†SailPoint, Inc.	3,116	58,425
Salesforce, Inc.	1,826	490,025
LVIP Franklin Templeton Global Equity Managed Volatility Fund–3

LVIP Franklin Templeton Global Equity Managed Volatility Fund
Schedule of Investments (continued)
	Number of Shares	Value (U.S. $)
ΔCOMMON STOCK (continued)
United States (continued)
†Samsara, Inc. Class A	5,705	$218,673
Schlumberger NV	44,796	1,872,473
†ServiceNow, Inc.	4,058	3,230,736
†ServiceTitan, Inc. Class A	1,631	155,124
Sherwin-Williams Co.	6,080	2,123,075
†Snowflake, Inc. Class A	891	130,229
†Spotify Technology SA	675	371,270
STERIS PLC	10,100	2,289,165
Stryker Corp.	18,745	6,977,826
†Synopsys, Inc.	3,389	1,453,373
Target Corp.	10,406	1,085,970
†Tempus AI, Inc.	2,400	115,776
†Tesla, Inc.	9,018	2,337,105
Texas Instruments, Inc.	34,793	6,252,302
Thermo Fisher Scientific, Inc.	448	222,925
T-Mobile U.S., Inc.	27,398	7,307,321
†Toast, Inc. Class A	5,348	177,393
Tractor Supply Co.	18,600	1,024,860
Tradeweb Markets, Inc. Class A	9,027	1,340,148
†Tyler Technologies, Inc.	897	521,507
†Uber Technologies, Inc.	4,558	332,096
United Parcel Service, Inc. Class B	14,113	1,552,289
†United Therapeutics Corp.	461	142,112
UnitedHealth Group, Inc.	35,890	18,797,387
†Veeva Systems, Inc. Class A	439	101,686
Verisk Analytics, Inc.	584	173,810
†Vertex Pharmaceuticals, Inc.	909	440,701
Visa, Inc. Class A	29,283	10,262,520
Voya Financial, Inc.	22,075	1,495,802
Walmart, Inc.	70,672	6,204,295
Walt Disney Co.	12,403	1,224,176
Wells Fargo & Co.	139,330	10,002,501
West Pharmaceutical Services, Inc.	8,045	1,801,115
WW Grainger, Inc.	3,748	3,702,387
Zimmer Biomet Holdings, Inc.	62,704	7,096,839
		527,460,864
Uruguay–0.19%
†MercadoLibre, Inc.	903	1,761,636
		1,761,636
Total Common Stock (Cost $565,186,274)		844,839,537
	Number of Shares	Value (U.S. $)
ΔWARRANT–0.00%
Canada–0.00%
†=Constellation Software, Inc. exp 3/31/40 exercise price CAD 1.0000	236	$0
Total Warrant (Cost $0)		0

	Principal Amount°
ΔCORPORATE BOND–0.02%
United States–0.02%
Michaels Cos., Inc. 7.88% 5/1/29	350,000	185,670
Total Corporate Bond (Cost $220,921)		185,670
ΔLOAN AGREEMENTS–0.21%
United States–0.21%
•CoreLogic, Inc. 7.94% (SOFR CME01M + 3.50%) 6/2/28	419,199	410,379
•Michaels Cos., Inc. 8.81% (SOFR CME03M + 4.25%) 4/17/28	742,964	548,783
•Neptune Bidco U.S., Inc.
9.14% (SOFR CME03M + 4.75%) 4/11/29	498,324	427,004
9.39% (SOFR CME03M + 5.00%) 4/11/29	567,919	487,877
Total Loan Agreements (Cost $2,033,826)		1,874,043

	Number of Shares
MONEY MARKET FUND–6.33%
State Street Institutional U.S. Government Money Market Fund Premier Class (seven-day effective yield 4.29%)	57,627,349	57,627,349
Total Money Market Fund (Cost $57,627,349)		57,627,349

	Principal Amount°
SHORT-TERM INVESTMENTS–0.07%
U.S. TREASURY OBLIGATIONS–0.07%
≠U.S. Treasury Bills
0.01% 7/24/25	300,000	296,041
0.01% 8/21/25	300,000	295,125
		591,166
Total Short-Term Investments (Cost $591,179)		591,166

TOTAL INVESTMENTS–99.46% (Cost $625,659,549)	905,117,765
RECEIVABLES AND OTHER ASSETS NET OF LIABILITIES–0.54%	4,921,652
NET ASSETS APPLICABLE TO 20,538,403 SHARES OUTSTANDING–100.00%	$910,039,417

LVIP Franklin Templeton Global Equity Managed Volatility Fund–4

LVIP Franklin Templeton Global Equity Managed Volatility Fund
Schedule of Investments (continued)

ΔSecurities have been classified by country of origin.
†Non-income producing.
=The value of this security was determined using significant unobservable inputs.
°Principal amount shown is stated in U.S. dollars unless noted that the security is denominated in another currency.
•Variable rate investment. Rates reset periodically. Rate shown reflects the rate in effect at March 31, 2025. For securities based on a published reference rate and spread, the reference rate and spread are indicated in their description above and may be subject to caps and/or floors or include a multiplier. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions such as changes in current interest rate and prepayments on the underlying pool of assets. These securities do not indicate a reference rate and spread in their description above.

≠The rate shown is the effective yield at the time of purchase.

The following foreign currency exchange contracts and futures contracts were outstanding at March 31, 2025:
Foreign Currency Exchange Contracts
Counterparty	Contracts to Receive (Deliver)		In Exchange For		Settlement Date	Unrealized Appreciation	Unrealized Depreciation
BOA	EUR	(5,068,022)	USD	5,276,348	7/14/25	$—	$(236,264)
BOA	EUR	34,000	USD	(35,686)	7/14/25	1,296	—
BOA	EUR	(413,332)	USD	450,347	7/14/25	755	—
HSBC	JPY	3,128,542	USD	(20,967)	5/20/25	10	—
HSBC	KRW	(1,812,672,636)	USD	1,307,780	4/29/25	76,158	—
HSBC	KRW	155,832,732	USD	(111,266)	4/29/25	—	(5,385)
UBS	EUR	(237,184)	USD	250,343	7/14/25	—	(7,646)
UBS	EUR	33,000	USD	(34,743)	7/14/25	1,152	—
UBS	EUR	(131,076)	USD	143,004	7/14/25	430	—
UBS	JPY	(262,809,815)	USD	1,749,230	5/20/25	—	(12,929)
UBS	JPY	20,715,576	USD	(139,416)	5/20/25	—	(516)
UBS	JPY	(39,653,283)	USD	268,530	5/20/25	2,651	—
Total Foreign Currency Exchange Contracts						$82,452	$(262,740)
Futures Contracts
Contracts to Buy (Sell)		Notional Amount	Notional Cost (Proceeds)	Expiration Date	Value/ Unrealized Appreciation[1]	Value/ Unrealized Depreciation[1]
Currency Contracts:
34	British Pound	$2,743,588	$2,750,265	6/16/25	$—	$(6,677)
34	Euro	4,616,350	4,668,621	6/16/25	—	(52,271)
39	Japanese Yen	3,275,512	3,344,909	6/16/25	—	(69,397)
					—	(128,345)
Equity Contracts:
89	E-mini S&P 500 Index	25,156,962	25,048,467	6/20/25	108,495	—
25	E-mini S&P MidCap 400 Index	7,346,500	7,207,062	6/20/25	139,438	—
79	Euro STOXX 50 Index	4,432,583	4,530,069	6/20/25	—	(97,486)
25	FTSE 100 Index	2,774,678	2,774,311	6/20/25	367	—
13	Nikkei 225 Index (OSE)	3,090,739	3,152,315	6/12/25	—	(61,576)
					248,300	(159,062)
Total Futures Contracts					$248,300	$(287,407)

The use of foreign currency exchange contracts and futures contracts involves elements of market risk and risks in excess of the amounts recognized in the financial statements. The foreign currency exchange contracts and notional amounts presented above represent the Fund’s total exposure in such contracts, whereas only the net unrealized appreciation (depreciation) is reflected in the Fund’s net assets.

[1] Includes cumulative appreciation (depreciation) of futures contracts from the date the contracts were opened through March 31, 2025.

Summary of Abbreviations:
ADR–American Depositary Receipt
BOA–Bank of America
LVIP Franklin Templeton Global Equity Managed Volatility Fund–5

LVIP Franklin Templeton Global Equity Managed Volatility Fund
Schedule of Investments (continued)
Summary of Abbreviations: (continued)
CAD–Canadian Dollar
EUR–Euro
FTSE–Financial Times Stock Exchange
GDR–Global Depository Receipt
HSBC–Hong Kong and Shanghai Banking Corporation
JPY–Japanese Yen
KRW–South Korean Won
OSE–Osaka Securities Exchange
S&P–Standard & Poor’s
SOFR CME01M–1 Month Chicago Mercantile Exchange Secured Overnight Financing Rate
SOFR CME03M–3 Month Chicago Mercantile Exchange Secured Overnight Financing Rate
USD–United States Dollar
LVIP Franklin Templeton Global Equity Managed Volatility Fund–6